Financial instruments - Reconciliation of changes in fair value (Details) - Level 3 [member] - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of fair value measurement [line items]
Opening balance	$ 510	$ 485
Total gains and losses recognised in statement of income, assets	109	4
Purchases, assets	64	78
Settlement, assets	(36)	(52)
Transfer to level 1	1	(3)
Foreign currency translation differences	9	(3)
Closing balance	657	510
Non-current derivative financial instruments liabilities [Member]
Disclosure of fair value measurement [line items]
Opening balance	(19)	(35)
Total gains and losses recognised in statement of income, liabilities	14	16
Foreign currency translation differences	0
Closing balance	(5)	(19)
Current derivative financial Instruments, liabilities [Member]
Disclosure of fair value measurement [line items]
Opening balance	0	(1)
Total gains and losses recognised in statement of income, liabilities	0	1
Foreign currency translation differences	0
Closing balance	0	0
Non-current financial investments [Member]
Disclosure of fair value measurement [line items]
Opening balance	277	250
Total gains and losses recognised in statement of income, assets	(29)	(38)
Purchases, assets	64	78
Settlement, assets	(8)	(11)
Transfer to level 1	1	(3)
Foreign currency translation differences	4	0
Closing balance	308	277
Non-current derivative financial instruments - assets [Member]
Disclosure of fair value measurement [line items]
Opening balance	219	227
Total gains and losses recognised in statement of income, assets	106	(6)
Foreign currency translation differences	5	(2)
Closing balance	330	219
Current derivative financial instruments, assets [Member]
Disclosure of fair value measurement [line items]
Opening balance	33	44
Total gains and losses recognised in statement of income, assets	19	31
Purchases, assets		0
Settlement, assets	(28)	(42)
Transfer to level 1		0
Foreign currency translation differences	0	0
Closing balance	$ 24	$ 33